Schedule of Investments (unaudited) April 30, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 6.9%
Alabama Economic Settlement Authority, RB, Series A, 4.00%, 09/15/33	$5,000	$4,960,790
Alabama Public School and College Authority, Refunding RB, Series A, 5.00%, 11/01/30	11,900	13,981,167
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, 5.00%, 06/01/30	10,000	10,381,950
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,218,136
Series A, 5.00%, 07/01/32	1,150	1,272,465
Series A, 5.00%, 07/01/33	1,600	1,766,117
Black Belt Energy Gas District, RB(a) 4.00%, 10/01/52	12,025	11,958,357
Series B-2, 4.48%, 12/01/48	5,000	4,979,020
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	8,930	8,926,508
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB(b)
Series B, Senior Lien, (AGM), 0.00%, 10/01/31	7,375	4,624,420
Series B, Senior Lien, (AGM), 0.00%, 10/01/32	6,295	3,667,266
Series B, Senior Lien, (AGM), 0.00%, 10/01/33	1,275	697,315
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/33	1,010	1,082,306
Series A, 5.00%, 12/01/34	1,380	1,472,642
Orange Beach Water Sewer & Fire Protection Authority, RB, 4.00%, 05/15/30	510	549,714
Southeast Energy Authority A Cooperative District, RB(a)
Series A-2, 5.64%, 01/01/53	30,265	30,635,867
Series B-1, 5.00%, 05/01/53	9,375	9,766,163
University of South Alabama, Refunding RB
(AGM), 5.00%, 11/01/29	1,105	1,176,038
(AGM), 5.00%, 11/01/30	2,000	2,128,394

		115,244,635

Arizona — 2.0%
Arizona Health Facilities Authority, Refunding RB,
Series B, 5.00%, 02/01/33	1,810	1,811,644
Arizona Industrial Development Authority, RB(c)
4.00%, 07/01/29	650	618,343
4.50%, 07/01/29	765	747,324
4.00%, 07/01/30	620	583,290
Series A, 4.00%, 07/01/29	4,135	3,930,756
Arizona Sports & Tourism Authority, Refunding RB, Senior Lien, (BAM), 5.00%, 07/01/30	12,000	13,510,128
Industrial Development Authority of the City of Phoenix Arizona, RB
6.00%, 07/01/23(d)	100	100,434
Series A, 5.75%, 07/01/24(c)	325	325,183
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(c)	855	816,972
Series A, 5.00%, 01/01/31	10,000	10,787,230

		33,231,304

Security	Par (000)	Value

California — 10.5%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AMBAC), 0.00%, 10/01/30(b)	$10,530	$7,846,324
Bay Area Toll Authority, RB, Class A, 5.11%, 04/01/36(a)	3,000	2,993,691
Bay Area Toll Authority, Refunding RB(a)
Series C, 4.31%, 04/01/56	4,500	4,558,612
Series E, 4.27%, 04/01/56	3,250	3,196,147
California Community Choice Financing Authority, RB(a)
2.67%, 12/01/53	6,750	6,858,196
Series A, 4.00%, 10/01/52	8,650	8,678,744
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/32	1,600	1,753,728
Series A, 5.00%, 11/15/33	1,855	2,025,352
California Housing Finance Agency, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	3,640	3,396,423
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	4,262,320
California Municipal Finance Authority, RB, 4.00%, 10/01/23(e)	2,500	2,509,865
California Municipal Finance Authority, RB, S/F Housing, Series A, 5.00%, 08/15/30	1,000	1,013,348
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,273,076
Series A, 5.00%, 07/01/31	1,050	1,112,120
California School Finance Authority, RB(c)
5.00%, 06/01/30	565	505,807
Series A, 5.00%, 06/01/29	280	283,261
Series A, 4.00%, 06/01/31	265	253,620
Series A, 5.00%, 06/01/32	1,100	1,105,180
City of Long Beach California Harbor Revenue, ARB
Series A, AMT, 5.00%, 05/15/31	1,200	1,283,669
Series A, AMT, 5.00%, 05/15/32	1,800	1,922,080
Series A, AMT, 5.00%, 05/15/33	675	719,689
Series A, AMT, 5.00%, 05/15/34	1,650	1,755,268
City of Los Angeles Department of Airports, ARB, AMT, 5.00%, 05/15/30	18,250	20,491,209
Compton Unified School District, GO, CAB(b)
Series B, (BAM), 0.00%, 06/01/33	1,000	701,489
Series B, (BAM), 0.00%, 06/01/34	1,125	764,362
Series B, (BAM), 0.00%, 06/01/35	1,000	632,462
Series B, (BAM), 0.00%, 06/01/36	1,000	593,729
El Camino Community College District Foundation, GO, CAB(b)
Series C, Election 2002, 0.00%, 08/01/30	9,090	7,449,819
Series C, Election 2002, 0.00%, 08/01/31	12,465	9,902,196
Series C, Election 2002, 0.00%, 08/01/32	17,435	13,410,775
Los Angeles Unified School District, GO, Series A, Election 2008, 4.00%, 07/01/33	3,000	3,103,707
Monterey Peninsula Community College District, Refunding GO, CAB(b)
0.00%, 08/01/30	3,500	2,744,808
0.00%, 08/01/31	5,940	4,498,701
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,210	2,373,001
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	500	530,241
Series A, AMT, 5.00%, 03/01/31	1,500	1,592,537

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Norman Y Mineta San Jose International Airport SJC, Refunding RB (continued)
Series A, AMT, 5.00%, 03/01/32	$1,000	$1,061,724
Series A, AMT, 5.00%, 03/01/33	975	1,033,762
Series A, AMT, 5.00%, 03/01/34	1,250	1,322,679
Series A, AMT, 5.00%, 03/01/35	2,000	2,110,010
Poway Unified School District, GO(b)
Series A, Election 2008, 0.00%, 08/01/30	10,000	8,271,020
Series A, Election 2008, 0.00%, 08/01/32	12,500	9,740,525
San Diego County Regional Airport Authority, ARB, Sub-Series B, AMT, 5.00%, 07/01/33	1,000	1,070,314
San Rafael City Elementary School District, GO, Series C, Election 2002, (NPFGC), 0.00%, 08/01/30(b)	6,350	5,218,189
State of California, Refunding GO, 5.00%, 08/01/30	10,000	11,004,150
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	711,170
Wiseburn School District, GO, Series A, Election 2007, (NPFGC), 0.00%, 08/01/30(b)	7,505	6,125,641

		175,764,740

Colorado — 5.8%
Aspen Valley Hospital District, Refunding GO, 5.00%, 12/01/30	620	721,755
Central Platte Valley Metropolitan District, GO(e)
Series A, 5.13%, 12/01/23	700	707,837
Series A, 5.50%, 12/01/23	750	760,001
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/30	12,780	14,220,894
Series A, AMT, 5.00%, 12/01/33	25,000	27,050,500
Series D, AMT, 5.50%, 11/15/30	14,000	16,138,024
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/30(b)	1,000	765,742
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	2,500	2,496,875
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(c)	1,185	1,120,619
Colorado Health Facilities Authority, RB
5.00%, 11/01/30	1,000	1,107,415
Series B, 2.63%, 05/15/29	2,100	1,888,341
Series D, 4.41%, 05/15/61(a)	7,695	7,713,168
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/37	3,000	2,985,192
E-470 Public Highway Authority, Refunding RB, Series B, 3.57%, 09/01/39(a)	1,475	1,469,855
Park Creek Metropolitan District, Refunding RB
Series A, Senior Lien, 5.00%, 12/01/27	1,500	1,568,835
Series A, Senior Lien, 5.00%, 12/01/28	1,500	1,574,035
Series A, Senior Lien, 5.00%, 12/01/30	1,350	1,416,720
Series A, Senior Lien, 5.00%, 12/01/31	1,500	1,575,160
Plaza Metropolitan District No. 1, Refunding TA(c)
4.00%, 12/01/23	1,000	992,486
4.10%, 12/01/24	5,080	4,990,226
4.20%, 12/01/25	5,280	5,161,015
Tallyn’s Reach Metropolitan District No. 3, GO, 5.00%, 12/01/23(c)(e)	467	471,895

		96,896,590

Security	Par (000)	Value

Connecticut — 1.0%
Capital Region Development Authority, Refunding RB
(SAP), 5.00%, 06/15/30	$1,095	$1,220,674
(SAP), 5.00%, 06/15/31	1,125	1,253,167
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(c)	370	365,481
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series G-1, 5.00%, 07/01/27(c)	225	226,385
Series G-1, 5.00%, 07/01/28(c)	300	301,139
Series G-1, 5.00%, 07/01/29(c)	300	300,285
Series G-1, 5.00%, 07/01/30(c)	300	299,308
Series G-1, 5.00%, 07/01/32(c)	425	422,280
Series G-1, 5.00%, 07/01/34(c)	355	352,112
Series I-1, 5.00%, 07/01/35	400	425,654
State of Connecticut Special Tax Revenue, RB,
Series A, 5.00%, 07/01/30	3,500	4,072,054
State of Connecticut, GO, Series A, 5.00%, 04/15/33	7,000	7,768,929

		17,007,468

Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/24	705	708,330
Series A, 5.00%, 07/01/25	805	811,663
Series A, 5.00%, 07/01/26	850	858,717
Series A, 5.00%, 07/01/27	890	898,820
Series A, 5.00%, 07/01/28	935	941,994
Delaware State Economic Development Authority, Refunding RB(a)
Series A, 1.25%, 10/01/45	6,035	5,692,303
Series B, 1.25%, 10/01/40	500	471,774
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	1,250	1,253,316
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,338,936

		13,975,853

District of Columbia — 0.9%
District of Columbia, Refunding RB, Series A, 6.00%, 07/01/23(e)	1,700	1,707,634
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	12,325	13,640,164

		15,347,798

Florida — 6.3%
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/30	1,000	1,026,447
Capital Trust Agency, Inc., RB(c)
Series A, 4.00%, 06/15/29	1,595	1,504,185
Series A-1, 3.38%, 07/01/31	1,810	1,691,101
Central Florida Expressway Authority, Refunding RB
Senior Lien, 5.00%, 07/01/32	1,610	1,778,981
Senior Lien, 5.00%, 07/01/33	2,750	3,030,569
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	3,988,357
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 5.00%, 10/01/27	5,000	5,481,175
County of Miami-Dade Florida, Refunding RB,
Series B, 4.00%, 04/01/32	6,690	6,967,508
County of Palm Beach Florida, RB, 5.00%, 04/01/29(c)	915	916,905

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB(b)
Series B, 0.00%, 06/01/30	$2,000	$1,628,258
Series B, 0.00%, 06/01/31	1,295	1,019,828
Series B, 0.00%, 06/01/32	2,495	1,900,868
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,200	1,200,448
Florida Development Finance Corp., RB
AMT, 5.00%, 05/01/29(c)	7,430	6,953,700
AMT, 3.00%, 06/01/32	3,000	2,296,857
Florida Development Finance Corp., Refunding RB(c)
4.00%, 06/01/24	105	103,336
4.00%, 06/01/25	100	97,026
4.00%, 06/01/26	110	105,192
4.00%, 09/15/30	470	439,591
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36	250	249,307
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/30	2,325	2,597,346
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(c)	540	503,255
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	375	353,270
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	985	930,269
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,019,749
Orange County Convention Center/Orlando, Refunding RB, 5.00%, 10/01/30	11,470	13,103,512
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 05/15/31	410	371,557
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	19,820	20,222,604
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(e)	3,825	3,830,944
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	1,000	923,831
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32	9,000	9,546,471
St Johns County Industrial Development Authority, Refunding RB
4.00%, 12/15/25	180	174,675
4.00%, 12/15/28	200	186,320
4.00%, 12/15/29	215	197,372
4.00%, 12/15/30	195	176,670
4.00%, 12/15/31	205	183,305
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	520	506,749
Village Community Development District No. 5, Refunding SAB
3.50%, 05/01/28	4,705	4,684,759
4.00%, 05/01/33	910	910,274
4.00%, 05/01/34	1,990	1,990,496

		104,793,067

Georgia — 5.3%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/29	4,150	4,554,903
Georgia Ports Authority, ARB, 5.00%, 07/01/30	1,175	1,367,510

Security	Par (000)	Value

Georgia (continued)
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/29	$1,250	$1,308,170
Series A, 5.00%, 05/15/30	8,000	8,374,000
Series A, 4.00%, 07/01/52(a)	3,500	3,503,213
Series A, 4.00%, 09/01/52(a)	15,000	14,875,680
Series A, 5.00%, 06/01/53(a)	11,185	11,781,060
Series B, 5.00%, 12/01/52(a)	20,190	21,148,884
Series C, 4.00%, 05/01/52(a)	5,360	5,330,665
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	8,627,408
Municipal Electric Authority of Georgia, Refunding RB
Series A, 5.00%, 01/01/29	2,000	2,196,932
Series A, 5.00%, 01/01/30	1,905	2,123,240
Series A, Subordinate, 5.00%, 01/01/29	1,200	1,318,159
Series A, Subordinate, 5.00%, 01/01/30	1,250	1,393,202

		87,903,026

Guam — 0.2%
Territory of Guam, Refunding RB
Series A, 5.00%, 11/01/30	500	520,676
Series F, 5.00%, 01/01/30	1,160	1,207,215
Series F, 5.00%, 01/01/31	1,250	1,302,790

		3,030,681

Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(c)	175	170,343

Illinois — 12.5%
Chicago Board of Education, Refunding GO,
Series C, 5.00%, 12/01/30	7,025	7,235,933
Chicago Housing Authority, RB, M/F Housing
Series A, 5.00%, 01/01/33	3,000	3,264,612
Series A, 5.00%, 01/01/35	1,500	1,624,248
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/33	5,000	5,031,955
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 4.00%, 01/01/27	5,000	5,001,265
Series B, Senior Lien, 5.00%, 01/01/33	6,000	6,463,950
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/26	3,000	3,151,779
City of Chicago Illinois Wastewater Transmission Revenue, RB
2nd Lien, 4.00%, 01/01/31	10,375	10,379,690
2nd Lien, 4.00%, 01/01/32	10,790	10,795,050
2nd Lien, 4.00%, 01/01/33	11,220	11,225,442
2nd Lien, 4.00%, 01/01/35	9,135	9,141,769
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/30	1,053	1,072,473
Illinois Finance Authority, RB, 5.00%, 07/01/30	1,500	1,749,687
Illinois Finance Authority, Refunding RB
5.00%, 08/15/30	4,515	5,223,358
Series A, 4.00%, 11/01/24	425	415,858
Series A, 5.00%, 11/01/26	460	451,690
Series A, 5.00%, 11/01/28	1,745	1,688,275
Series A, 5.00%, 11/01/29	1,840	1,766,036
Series A, 5.00%, 10/01/30	1,000	1,070,055
Series A, 5.00%, 11/01/30	1,935	1,844,918
Series A, 5.00%, 11/15/31	8,415	8,668,098
Series A, 4.00%, 10/01/32	1,000	1,035,822
Series A, 5.00%, 11/15/32	2,075	2,137,526
Series A, 4.00%, 02/01/33	12,850	12,858,018
Series A, 5.00%, 11/15/33	2,125	2,189,207

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB (continued)
Series B, 5.00%, 08/15/30	$3,205	$3,389,662
Series B, 4.56%, 05/01/42(a)	1,750	1,707,060
Series C, 5.00%, 02/15/30	12,000	12,946,536
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	20,655,840
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Refunding GO, Series A, 5.00%, 01/01/30	6,350	6,783,476
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,260,102
5.00%, 12/15/30	1,385	1,452,624
Sales Tax Securitization Corp., Refunding RB,
Series A, 2nd Lien, 5.00%, 01/01/30	11,000	12,348,782
State of Illinois, GO
Series A, 5.00%, 12/01/26	10,805	11,418,519
Series A, 5.00%, 12/01/28	9,950	10,676,509
Series A, 5.00%, 03/01/32	1,500	1,672,694
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/30	7,000	7,598,430
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(c)	265	250,784

		207,647,732

Indiana — 2.5%
City of Indianapolis Department of Public Utilities Water System Revenue, Refunding RB, Series A, 1st Lien, 5.00%, 10/01/35	10,000	11,109,870
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	335	338,844
Indiana Finance Authority, Refunding RB
Series A, 4.00%, 05/01/23(e)	22,565	22,565,000
Series A, 4.13%, 12/01/26	3,665	3,594,310
Series B, 4.16%, 03/01/39(a)	1,010	1,004,947
Northern Indiana Commuter Transportation District, RB
5.00%, 07/01/32	1,000	1,057,888
5.00%, 07/01/33	1,400	1,481,061

		41,151,920

Iowa(a) — 1.5%
Iowa Finance Authority, RB, AMT, 1.50%, 01/01/42	2,750	2,706,688
PEFA, Inc., RB, 5.00%, 09/01/49	21,415	21,972,882

		24,679,570

Kansas — 0.3%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/24	1,550	1,549,612
City of Manhattan Kansas, RB
Series B-1, 2.88%, 06/01/28	375	331,626
Series B2, 2.38%, 06/01/27	425	377,587
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	315	300,682
City of Shawnee Kansas, RB, 4.00%, 08/01/31(c)	500	478,928
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,426,941

		4,465,376

Security	Par (000)	Value

Kentucky — 0.9%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	$4,225	$4,158,997
Kentucky Public Transportation Infrastructure Authority, RB, CAB
Series B, 0.00%, 07/01/30(b)	1,230	862,124
Series C, Convertible, 6.40%, 07/01/33(f)	1,500	1,761,200
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	7,693,360

		14,475,681

Louisiana — 1.6%
City of Ruston Louisiana Sales Tax Revenue, RB
(AGM), 5.00%, 06/01/29	1,060	1,126,801
(AGM), 5.00%, 06/01/30	1,000	1,063,060
(AGM), 5.00%, 06/01/31	1,020	1,084,362
(AGM), 5.00%, 06/01/32	1,225	1,302,351
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 08/15/30	4,700	5,077,729
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, Series A, 2.00%, 06/01/30	1,250	1,124,945
Louisiana Public Facilities Authority, RB(c)
Series A, 5.00%, 06/01/29	710	715,164
Series A, 5.00%, 04/01/30	520	501,548
Series A, 5.00%, 06/01/31	500	482,124
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/29	1,235	1,298,483
5.00%, 05/15/30	990	1,040,923
3.00%, 05/15/31	2,225	2,146,684
5.00%, 05/15/32	1,485	1,561,463
5.00%, 05/15/33	2,175	2,286,828
Louisiana Stadium & Exposition District, RB, 4.00%, 07/03/23	1,000	1,000,407
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/30	3,000	3,006,720
Terrebonne Levee & Conservation District Sales Tax Revenue, RB, 5.00%, 07/01/23(e)	1,925	1,930,448

		26,750,040

Maine — 0.2%
City of Portland Maine General Airport Revenue, Refunding RB
5.00%, 01/01/33	695	767,140
5.00%, 01/01/34	305	335,215
4.00%, 01/01/35	1,000	1,016,636
Maine Turnpike Authority, RB
5.00%, 07/01/29	300	342,608
5.00%, 07/01/30	275	319,743

		2,781,342

Maryland — 1.7%
Anne Arundel County Consolidated Special Taxing District, ST
4.20%, 07/01/24	310	309,841
4.90%, 07/01/30	1,315	1,318,089
City of Baltimore Maryland, Refunding RB, 5.00%, 09/01/31	1,250	1,258,291
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(c)	585	575,717

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	$1,765	$1,906,908
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/29	2,200	2,278,861
5.00%, 07/01/31	2,400	2,526,917
5.00%, 07/01/32	500	537,653
5.00%, 07/01/33	2,585	2,724,858
5.00%, 07/01/34	775	828,678
Series A, 5.00%, 01/01/31	2,865	2,971,472
Series A, 5.00%, 01/01/32	3,010	3,122,050
Series A, 5.00%, 01/01/33	3,165	3,282,960
State of Maryland, GO, 1st Series, 3.00%, 03/15/34	5,000	5,043,385

		28,685,680

Massachusetts — 1.0%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/33	5,000	5,421,690
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, CAB, Series A, 0.00%, 07/01/32(b)	4,000	2,958,916
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,119,905
Massachusetts Development Finance Agency, Refunding RB
Series A, 5.00%, 01/01/32	2,020	2,137,516
Series A, 5.00%, 01/01/33	1,500	1,586,374
Series A, 5.00%, 01/01/34	2,085	2,197,031
Series A, 5.00%, 01/01/35	2,000	2,096,270

		17,517,702

Michigan — 2.6%
City of Detroit Michigan, GO
5.00%, 04/01/26	735	765,572
5.00%, 04/01/27	580	609,513
5.00%, 04/01/28	665	700,100
5.00%, 04/01/29	665	700,457
5.00%, 04/01/30	510	534,984
5.00%, 04/01/31	735	769,049
5.00%, 04/01/32	625	652,084
5.00%, 04/01/33	830	864,506
Michigan Finance Authority, Refunding RB
5.00%, 08/15/23(e)	2,105	2,114,588
5.00%, 04/15/30	4,000	4,549,736
4.61%, 04/15/47(a)	16,595	16,238,027
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 0.55%, 04/01/25	985	931,922
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/30	1,325	1,394,601
AMT, 5.00%, 12/31/32	2,000	2,112,886
AMT, 4.00%, 10/01/61(a)	3,690	3,653,288
Michigan Strategic Fund, Refunding RB
5.00%, 11/15/29	1,260	1,247,358
5.00%, 11/15/34	1,410	1,376,709
Saginaw Valley State University, Refunding RB
Series A, 5.00%, 07/01/31	2,070	2,218,653

Security	Par (000)	Value

Michigan (continued)
Saginaw Valley State University, Refunding RB (continued)
Series A, 5.00%, 07/01/32	$1,430	$1,532,746
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/30	800	940,693

		43,907,472

Minnesota — 0.5%
City of Spring Lake Park Minnesota, RB, 4.00%, 06/15/29	1,185	1,124,597
Minnesota Housing Finance Agency, RB, S/F Housing Series L, AMT, (FHLMC, FNMA, GNMA), 4.90%, 01/01/30	465	491,957
Series L, AMT, (FHLMC, FNMA, GNMA), 4.95%, 07/01/30	490	520,554
Sartell-St. Stephen Independent School District No 748, GO, CAB(b)
Series B, 0.00%, 02/01/30	3,915	3,125,881
Series B, 0.00%, 02/01/31	2,190	1,689,359
Series B, 0.00%, 02/01/32	1,450	1,080,546

		8,032,894

Mississippi — 1.2%
Mississippi Development Bank, Refunding RB
Series A, (AGM), 5.00%, 03/01/30	2,280	2,405,655
Series A, (AGM), 5.00%, 03/01/31	1,595	1,682,971
Series A, (AGM), 5.00%, 03/01/32	2,000	2,110,380
Series A, (AGM), 5.00%, 03/01/33	1,275	1,345,413
State of Mississippi Gaming Tax Revenue, RB,
Series E, 5.00%, 10/15/33	12,225	12,819,685

		20,364,104

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.00%, 05/01/30	3,000	3,000,000
5.00%, 05/15/31	1,175	1,250,078
4.00%, 05/15/32	1,680	1,730,447
4.00%, 05/15/33	2,000	2,055,282
Series A, 4.00%, 11/15/33	2,010	2,015,377
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	905	796,031

		10,847,215

Montana — 0.6%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	10,050	10,055,075

Nebraska — 0.0%
Elkhorn School District, GO
4.00%, 12/15/32	325	346,357
4.00%, 12/15/33	375	397,249

		743,606

Nevada — 0.4%
County of Clark Nevada, Refunding GO, Series B, 4.00%, 11/01/34	5,000	5,172,575

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
State of Nevada Department of Business & Industry, RB(c)
Series A, 5.00%, 07/15/27	$335	$340,857
Series A, 4.50%, 12/15/29	485	470,414

		5,983,846

New Hampshire — 0.6%
New Hampshire Business Finance Authority, Refunding RB
4.00%, 01/01/28	285	274,622
4.00%, 01/01/29	300	288,084
4.00%, 01/01/30	280	267,238
Class A, AMT, 4.24%, 10/01/33(a)	7,180	6,971,902
Series A, AMT, 4.00%, 11/01/27(c)	2,205	2,064,795

		9,866,641

New Jersey — 16.2%
Atlantic City Board of Education, Refunding GO
(AGM), 4.00%, 04/01/30	170	179,077
(AGM), 4.00%, 04/01/31	175	183,923
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(d)	620	627,961
New Jersey Economic Development Authority, ARB
AMT, 5.25%, 09/15/29	6,500	6,522,054
Series A, AMT, 5.63%, 11/15/30	1,740	1,761,680
Series B, AMT, 5.63%, 11/15/30	1,315	1,330,324
New Jersey Economic Development Authority, RB
Series A, 4.00%, 06/15/29(c)	525	500,558
Series A, 4.00%, 07/01/29	350	348,469
Series A, 5.00%, 06/15/32	4,500	4,858,699
Series C, 5.00%, 06/15/32	3,600	3,886,960
Series DDD, 5.00%, 06/15/27(e)	2,000	2,189,260
Series QQQ, 5.00%, 06/15/30	600	673,331
AMT, 5.00%, 01/01/28	4,705	4,707,988
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/28	1,000	1,065,444
5.00%, 01/01/29	2,280	2,211,990
(AGM), 5.00%, 06/01/30	1,500	1,597,922
(AGM), 5.00%, 06/01/31	1,750	1,861,008
(AGM), 4.00%, 06/01/32	2,125	2,154,478
Series MMM, 4.00%, 06/15/35	5,000	5,095,315
Sub-Series A, 4.00%, 07/01/32	9,855	10,023,254
Series A, AMT, 2.20%, 10/01/39(a)	4,000	3,513,084
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	4,902,375
New Jersey Educational Facilities Authority, RB,
Series A, 4.00%, 09/01/30	5,860	5,929,441
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	1,500	1,540,856
5.00%, 07/01/29	4,150	4,378,560
5.00%, 07/01/30	3,500	3,689,644
Series A, 5.00%, 07/01/30	11,245	11,990,813
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/25	5,500	5,689,057
Series 1A, AMT, 5.00%, 12/01/26	2,250	2,328,858
Series A, AMT, 4.00%, 12/01/32	1,190	1,226,846
Series A, AMT, 4.00%, 12/01/33	960	984,924

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB (continued)
Series A, AMT, 4.00%, 12/01/34	$475	$486,703
Series A, AMT, 4.00%, 12/01/35	475	486,117
Series B, AMT, 5.00%, 12/01/23	50	50,390
Series B, AMT, 5.00%, 12/01/30(g)	5,000	5,501,300
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/23	215	216,676
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	10,165	9,776,971
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/27	4,225	4,391,904
Series AA, 5.25%, 06/15/28	4,500	4,679,158
Series BB, 5.00%, 06/15/30	1,500	1,648,484
Series C, (NPFGC), 0.00%, 12/15/30(b)	45,000	34,658,899
Series C, 5.25%, 06/15/32	10,000	10,310,540
Series D, 5.00%, 06/15/32	5,000	5,150,840
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/30	6,600	6,976,787
Series A, 5.00%, 12/15/30	21,325	23,322,363
Newark Housing Authority, Refunding RB, (NPFGC), 5.25%, 01/01/27	5,000	5,317,355
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/33	500	508,904
State of New Jersey, GO, Series A, 4.00%, 06/01/30	26,000	28,194,946
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	18,140,535
Series A, 5.00%, 06/01/32	8,270	8,919,352
Township of Irvington New Jersey, Refunding GO, Series A, (AGM), 5.00%, 07/15/24(e)	3,450	3,528,415

		270,220,792

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/34	480	455,770
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	961,565
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, 3.75%, 09/01/31	100	100,993
Series A-1, AMT, 3.88%, 04/01/34	20	20,191
Series A-2, AMT, 3.80%, 11/01/32	100	101,020
Series A-2, AMT, 3.80%, 09/01/33	100	100,878

		1,740,417

New York — 4.5%
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 01/01/25(c)	375	377,694
County of Nassau New York, GO
Series A, (AGM), 5.00%, 04/01/34	4,165	4,631,334
Series A, (AGM), 5.00%, 04/01/35	4,385	4,848,937
Genesee County Funding Corp., Refunding RB,
Series A, 5.00%, 12/01/30	500	546,288
Hempstead Town Local Development Corp., Refunding RB
5.00%, 06/01/30	200	225,510
5.00%, 06/01/31	300	342,328
5.00%, 06/01/32	100	114,017
Metropolitan Transportation Authority, Refunding RB 2nd Sub Series, (AGM), 4.02%, 11/01/32(a)	2,875	2,834,327

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Sub-Series C-1, 5.00%, 11/15/34	$10,000	$10,631,050
Metropolitan Transportation Authority, Refunding RB, CAB, Series A, 0.00%, 11/15/30(b)	13,000	10,006,750
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	4,980	5,481,232
New York State Energy Research & Development Authority, Refunding RB, Series D, 3.50%, 10/01/29	9,000	8,819,226
New York Transportation Development Corp., ARB
Series A, AMT, 4.00%, 07/01/32	5,500	5,480,717
Series A, AMT, 4.00%, 07/01/33	6,000	5,912,970
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	8,140	7,997,753
AMT, 4.00%, 10/31/34	350	327,236
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	2,275	1,917,463
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/28	350	370,190
Series A, AMT, 5.00%, 12/01/29	235	251,051
Series A, AMT, 5.00%, 12/01/30	250	269,313
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 5.00%, 07/15/30	3,730	4,182,598

		75,567,984

North Carolina — 1.7%
City of Charlotte North Carolina, Refunding GO
Series A, 5.00%, 06/01/28	330	371,793
Series A, 5.00%, 06/01/29	350	402,484
Series A, 5.00%, 06/01/30	485	568,787
North Carolina Medical Care Commission, RB
4.00%, 09/01/33	175	167,368
4.00%, 09/01/34	185	174,551
Series A, 4.00%, 10/01/27	600	584,112
North Carolina Medical Care Commission, Refunding RB, 5.00%, 10/01/30	1,500	1,481,268
North Carolina Turnpike Authority, Refunding RB, CAB, Series C, (SAP), 0.00%, 07/01/30(b)	550	402,814
University of North Carolina at Chapel Hill, Refunding RB(a)
Series A, 3.87%, 12/01/34	7,000	6,731,102
Series A, 3.87%, 12/01/41	17,845	17,717,069

		28,601,348

Ohio — 1.4%
Akron Bath Copley Joint Township Hospital District, Refunding RB, Class A, 5.00%, 11/15/30	1,010	1,152,761
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/31	460	467,627
American Municipal Power, Inc., Refunding RB, Series A-2, 1.00%, 02/15/48(a)	6,000	5,843,100
Ohio Air Quality Development Authority, Refunding RB 3.25%, 09/01/29	4,450	4,169,485
4.00%, 09/01/30(a)	1,650	1,655,499
Series A, AMT, 4.25%, 11/01/39(a)	1,525	1,531,221

Security	Par (000)	Value

Ohio (continued)
Ohio State University, RB, Class A, 5.00%, 12/01/30	$3,320	$3,923,015
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	1,625	1,684,582
AMT, (AGM), 5.00%, 12/31/30	2,400	2,488,430

		22,915,720

Oklahoma — 0.8%
Norman Regional Hospital Authority, Refunding RB
5.00%, 09/01/27	2,100	2,127,397
5.00%, 09/01/28	2,000	2,026,320
5.00%, 09/01/29	2,150	2,175,656
5.00%, 09/01/30	5,130	5,185,219
Oklahoma Capitol Improvement Authority, RB,
Series B, 5.00%, 07/01/30	2,150	2,470,348

		13,984,940

Oregon — 0.9%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	7,875,383
Oregon State Facilities Authority, Refunding RB,
Series B, 5.00%, 06/01/30	4,750	5,309,878
Port of Morrow Oregon, Refunding GO
Series A, 4.00%, 06/01/30	1,205	1,270,474
Series D, 4.00%, 12/01/30	880	929,686

		15,385,421

Pennsylvania — 16.7%
Allegheny County Hospital Development Authority, RB, Series D2, 4.56%, 11/15/47(a)	5,205	5,259,980
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	3,075	3,320,376
Series A, 5.00%, 04/01/34	3,345	3,574,327
Series A, 5.00%, 04/01/35	1,000	1,060,835
Allentown City School District, Refunding GO, Series B, (BAM SAW), 5.00%, 02/01/31	4,000	4,444,104
Allentown Neighborhood Improvement Zone Development Authority, RB(c)
5.00%, 05/01/23	160	160,010
5.00%, 05/01/28	835	851,920
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
5.00%, 05/01/29	450	470,545
5.00%, 05/01/30	450	473,543
Bucks County Industrial Development Authority, RB
5.00%, 07/01/29	555	551,469
5.00%, 07/01/30	700	692,528
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/30	2,180	2,068,299
Series A, 5.00%, 10/01/32	1,450	1,557,500
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(c)	197	195,479
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/30	5,000	5,678,860
City of Philadelphia Pennsylvania, Refunding GO
(AGM), 5.00%, 08/01/30	9,235	9,968,342
(AGM), 4.00%, 08/01/32	6,000	6,188,520

7

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia Pennsylvania, Refunding GO (continued)
Series A, 5.00%, 08/01/30	$4,500	$4,893,903
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(a)	4,200	3,936,303
Commonwealth Financing Authority, RB, 5.00%, 06/01/32	6,000	6,508,098
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 4.00%, 01/01/30	7,000	7,350,896
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/29	570	572,440
5.00%, 01/01/30	1,285	1,290,535
5.00%, 01/01/32	1,510	1,521,722
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,338,693
East Hempfield Township Industrial Development Authority, RB(e)
5.00%, 07/01/23	1,280	1,283,053
5.00%, 07/01/25	825	860,720
Geisinger Authority, Refunding RB
Series A-2, 5.00%, 02/15/32	4,000	4,257,656
Series A-2, 5.00%, 02/15/34	1,750	1,856,687
Lancaster County Hospital Authority, Refunding RB,
Series A, 3.00%, 08/15/30	2,535	2,530,792
Latrobe Industrial Development Authority, Refunding RB, 5.00%, 03/01/30	150	157,664
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	15,000	14,785,650
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/35	1,735	1,756,476
4.00%, 09/01/36	1,500	1,501,458
Series A, 5.00%, 09/01/31	1,750	1,914,796
Series A, 5.00%, 09/01/32	1,315	1,434,619
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 01/01/30	2,000	1,905,348
4.10%, 04/01/53(a)	7,905	7,988,429
Series A, 5.25%, 01/15/25(e)	3,250	3,368,794
Northampton County General Purpose Authority, RB,
Series A, 5.00%, 08/15/23(e)	10,000	10,048,130
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	5,400	5,855,776
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/30	2,500	2,811,783
AMT, 5.00%, 12/31/29	8,750	9,135,520
AMT, 5.00%, 06/30/30	3,500	3,734,637
AMT, 5.00%, 12/31/30	13,100	13,471,123
AMT, 5.00%, 12/31/34	16,500	16,849,123
Pennsylvania Economic Development Financing Authority, Refunding RB, 5.00%, 03/15/31	4,500	4,788,031
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	7,910	8,454,271
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/30	425	447,758
5.00%, 05/01/31	1,275	1,343,308
4.00%, 05/01/32	3,000	2,613,585

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB (continued)
5.00%, 05/01/32	$1,750	$1,843,823
5.00%, 05/01/33	3,320	3,498,201
5.00%, 05/01/35	1,000	1,052,637
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 1.90%, 04/01/30	1,625	1,474,644
Series 137, 1.95%, 10/01/30	875	789,289
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	9,000	8,674,668
Pennsylvania Turnpike Commission, RB
Series B, 5.00%, 12/01/29	800	911,318
Series B, 5.00%, 12/01/30	620	717,967
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,233,298
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,392,887
Sub-Series B-1, 5.00%, 06/01/33	4,000	4,311,856
Pennsylvania Turnpike Commission, Refunding RB
2nd Series, 5.00%, 12/01/32	1,000	1,086,897
2nd Series, 5.00%, 12/01/35	2,005	2,145,530
2nd Sub Series, 5.00%, 12/01/33	1,815	1,969,291
2nd Sub Series, 5.00%, 12/01/34	1,500	1,619,471
Series B, 5.00%, 12/01/30	330	382,144
Sub-Series B-2, (AGM), 5.00%, 06/01/34	4,000	4,313,304
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	350	334,152
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/30	800	915,887
Philadelphia Gas Works Co., Refunding RB,
Series 14-T, 5.00%, 10/01/30	425	453,179
Pittsburgh Water & Sewer Authority, RB, Series B, (AGM), 5.00%, 09/01/30	205	236,888
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/30	5,000	5,730,315
Wayne County Hospital & Health Facilities Authority, RB
Series A, (GTD), 5.00%, 07/01/31	460	495,536
Series A, (GTD), 4.00%, 07/01/33	440	450,851
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/27	130	126,407
Series A, 4.00%, 11/15/28	105	101,335
Series A, 4.00%, 11/15/29	140	133,033
Series A, 4.00%, 11/15/30	190	179,380
Series A, 4.00%, 11/15/31	200	187,655
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/27	1,500	1,563,879
(BAM), 5.00%, 08/15/31	5,000	5,418,010
(BAM), 5.00%, 08/15/32	17,945	19,427,185

		278,255,331

Puerto Rico — 4.4%
Commonwealth of Puerto Rico, GO, Series A1, Restructured, 5.63%, 07/01/29	1,533	1,627,023
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB(b)
Series A1, Restructured, 0.00%, 07/01/29	14,055	10,587,744
Series A1, Restructured, 0.00%, 07/01/33	43,149	26,526,322

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(b)
Series A-1, Restructured, 0.00%, 07/01/31	$38,523	$26,471,349
Series B-1, Restructured, 0.00%, 07/01/31	5,755	3,928,639
Series B-1, Restructured, 0.00%, 07/01/33	6,477	4,005,785

		73,146,862

Rhode Island — 1.0%
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 05/15/30	1,500	1,539,970
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/29	1,950	2,147,465
Series A, AMT, 5.00%, 12/01/30	1,300	1,448,571
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/28	2,750	2,786,402
Series A, 5.00%, 06/01/29	4,500	4,560,232
Series A, 5.00%, 06/01/30	4,215	4,272,088

		16,754,728

South Carolina — 0.8%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	10,527,920
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31	2,800	3,104,002

		13,631,922

Tennessee — 1.3%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	1,972,348
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/31	6,210	6,316,825
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/31	1,300	1,366,271
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	6,000	6,000,246
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	5,000	5,287,545

		20,943,235

Texas — 13.5%
Arlington Higher Education Finance Corp., RB, 4.00%, 06/15/31	3,260	2,947,464
Central Texas Regional Mobility Authority, RB,
Series A, Senior Lien, 5.00%, 07/01/25(e)	4,275	4,457,760
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/32	12,500	12,733,400
Series C, 5.00%, 08/15/33	14,000	14,283,640
City of Austin Texas Airport System Revenue, ARB,
AMT, 5.00%, 11/15/30	2,000	2,223,478
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, Series C, 5.00%, 11/15/30	900	1,047,896
City of Houston Texas Airport System Revenue, ARB
AMT, 5.00%, 07/15/28	3,000	3,022,818
Series B-1, AMT, 5.00%, 07/15/30	1,900	1,891,201
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/33	7,000	7,740,362
AMT, 5.00%, 07/01/29	2,650	2,649,931
Series C, AMT, 5.00%, 07/15/27	2,000	2,038,164

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB (continued)
Sub-Series A, AMT, 5.00%, 07/01/30	$1,200	$1,323,228
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, Subordinate, 5.00%, 11/15/34	7,315	7,901,656
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/33	1,650	1,660,765
Clifton Higher Education Finance Corp., Refunding RB
Series A, (PSF), 4.00%, 08/15/31	1,250	1,282,270
Series A, 3.95%, 12/01/32	1,800	1,760,864
County of Nueces Texas, Refunding GO
4.00%, 02/15/33	1,165	1,226,623
4.00%, 02/15/35	725	752,803
Dallas Fort Worth International Airport, Refunding RB, 5.00%, 11/01/32	5,000	5,800,360
DeSoto Independent School District, Refunding GO, (PSF), 5.00%, 08/15/30	3,980	4,515,995
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 5.75%, 01/01/28	500	499,958
Series B, 6.38%, 01/01/33	40	40,008
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	1,150	1,110,985
Series A, 5.00%, 01/01/33	1,090	1,013,630
Series A, 5.00%, 06/01/33	3,000	2,775,741
Leander Independent School District, Refunding GO, CAB(b)
Series D, (PSF), 0.00%, 08/15/24(e)	4,610	2,944,941
Series D, (PSF), 0.00%, 08/15/31	1,200	845,920
Series D, (PSF), 0.00%, 08/15/32	1,875	1,266,621
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/26	430	451,170
Matagorda County Navigation District No. 1, Refunding RB
Series A, (AMBAC), 4.40%, 05/01/30	26,120	26,199,431
Series B-2, 4.00%, 06/01/30	12,995	12,615,117
Series B, AMT, (AMBAC), 4.55%, 05/01/30	10,000	9,944,420
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(b)(e)	21,370	15,233,714
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(c)	3,805	3,724,014
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 08/15/29(c)	335	331,167
Socorro Independent School District, Refunding GO, Series B, (PSF), 4.00%, 08/15/34	3,000	3,120,282
Spring Branch Independent School District, GO, (PSF), 3.00%, 02/01/33	5,000	5,021,000
Tarrant County Cultural Education Facilities Finance Corp., RB
Class F, 5.00%, 11/15/52(a)	3,585	4,031,017
Series A, 4.00%, 05/15/23(e)	15,920	15,923,932
Series B, 5.00%, 07/01/35	6,000	6,498,522
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A-1, 5.00%, 10/01/29	1,000	1,008,689

9

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	$16,435	$17,291,526
5.00%, 12/15/32	5,000	5,289,990
Texas Public Finance Authority, Refunding RB, 4.00%, 12/01/31	1,650	1,719,815
Texas Water Development Board, RB, 5.00%, 10/15/30	3,850	4,504,046

		224,666,334

Utah — 0.3%
Utah Transit Authority, Refunding RB, Subordinate, 4.00%, 12/15/31	5,000	5,234,850

Virginia — 0.9%
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	500	485,238
Fairfax County Economic Development Authority, RB,
Series A, 5.00%, 12/01/23(e)	2,000	2,020,870
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/30(c)	1,000	918,736
Loudoun County Economic Development Authority, RB, Series B, 3.72%, 02/15/38(a)	10,000	10,000,000
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	1,650	1,607,466

		15,032,310

Washington — 2.3%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 4.09%, 01/01/40(a)	5,750	5,626,594
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	7,095,153
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	6,342,978
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/35	9,485	10,079,662
Washington State Convention Center Public Facilities District, RB, 4.00%, 07/01/31	4,240	4,028,263
Washington State Housing Finance Commission, Refunding RB
5.00%, 07/01/28	1,000	1,001,261
5.00%, 07/01/33	1,320	1,321,670
WBRP 3.2, RB
Series A, 5.00%, 01/01/31	1,000	1,050,879
Series A, 5.00%, 01/01/32	1,140	1,198,033

		37,744,493

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31	1,950	2,063,509
Series A, 5.00%, 06/01/33	1,100	1,160,014

		3,223,523

Wisconsin — 3.0%
Public Finance Authority, RB(c)
4.00%, 06/15/30	1,520	1,364,758
5.00%, 01/01/31	650	645,294
Class A, 5.00%, 06/15/31	720	704,162
Series A, 4.00%, 07/15/29	645	598,879
Series A, 4.00%, 03/01/30	1,305	1,232,771
Series A, 3.75%, 06/01/30	345	320,998
Public Finance Authority, Refunding RB
4.00%, 09/01/29(c)	375	330,004

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB (continued)
Class A, 3.00%, 12/01/26	$250	$235,280
Class C, 4.00%, 10/01/41(a)	7,000	7,123,571
AMT, 2.63%, 11/01/25	3,000	2,899,020
Class B, AMT, 4.00%, 10/01/46(a)	1,750	1,859,508
Series B, AMT, 5.25%, 07/01/28	2,250	2,250,378
State of Wisconsin, GO, Series A, 4.28%, 05/01/25(a)	12,160	12,122,802
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/35	2,500	2,725,452
Series C-4, 4.51%, 08/15/54(a)	8,200	8,230,078
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series D, (FNMA COLL), 3.00%, 09/01/32	7,265	6,678,685

		49,321,640

Total Municipal Bonds — 138.4% (Cost: $2,338,972,729)		2,307,693,251

Municipal Bonds Transferred to Tender Option Bond Trusts(h)(i)

Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.25%, 11/15/31	8,085	8,089,725
Series A, AMT, 4.25%, 11/15/32	2,230	2,231,435

		10,321,160

Florida — 5.7%
County of Broward Florida Airport System Revenue, ARB
Series Q-1, 4.00%, 10/01/29	17,200	17,208,742
Series Q-1, 4.00%, 10/01/30	18,095	18,104,224
Series Q-1, 4.00%, 10/01/31	18,820	18,829,586
Series Q-1, 4.00%, 10/01/32	19,575	19,584,964
Series Q-1, 4.00%, 10/01/33	20,355	20,365,370

		94,092,886

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.3% (Cost: $104,359,982)		104,414,046

Total Long-Term Investments — 144.7% (Cost: $2,443,332,711)		2,412,107,297

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(j)(k)	56,647,236	$56,641,572

Total Short-Term Securities — 3.4% (Cost: $56,641,949)		56,641,572

Total Investments — 148.1% (Cost: $2,499,974,660)		2,468,748,869

Other Assets Less Liabilities — 1.1%		17,869,231

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.2)%		(69,820,567)

RVMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.0)%		(749,759,935)

Net Assets Applicable to Common Shares — 100.0%		$1,667,037,598

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2029 to November 15, 2032, is $71,728,412.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$53,019,664	$3,660,078	(a)	$—	$(36,685)	$(1,485)	$56,641,572	56,647,236	$1,139,233	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

11

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$2,307,693,251	$—	$2,307,693,251
Municipal Bonds Transferred to Tender Option Bond Trusts	—	104,414,046	—	104,414,046
Short-Term Securities
Money Market Funds	56,641,572	—	—	56,641,572

	$56,641,572	$2,412,107,297	$—	$2,468,748,869

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(69,569,982)	$—	$(69,569,982)
RVMTP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)

	$—	$(819,569,982)	$—	$(819,569,982)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12